DEBT (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended		3 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Nov. 08, 2012 Old Senior Notes due 2014	May 15, 2012 Old Senior Notes due 2014	Feb. 03, 2013 Old Senior Notes due 2014	Feb. 08, 2013 Old Senior Notes due 2014	Feb. 08, 2013 Repayment of Debt Old Senior Notes due 2014	Aug. 01, 2013 10.5% Senior Subordinated Notes due 2021	Aug. 04, 2013 10.5% Senior Subordinated Notes due 2021	Aug. 04, 2013 Senior ABL Facility due 2017	Feb. 03, 2013 Senior ABL Facility due 2017	Jun. 28, 2013 Senior ABL Facility due 2017 Amendment of debt	Jun. 27, 2013 Senior ABL Facility due 2017 Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility LIBOR Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility Prime Amendment of debt
Debt
Debt redeemed					$ 930	$ 1			$ 889	$ 950
Premium as a percentage of aggregate of the principal amount and the paid accrued and unpaid interest thereon through the redemption date										103.00%
Loss on extinguishment of debt	489	220	709	5			37		34		44	3				5
Premium Payment for redeeming notes prior to maturity							31		30	29	29
Unamortized deferred debt cost																27
Decrease in the percentage added to reference rate														0.25%		2.75%
Decrease in commitment fee percentage														0.125%
Sublimit available for letters of credit												1,500	1,500	250	400
Financing fees														2		30
Reference rate																	LIBOR	Prime
Interest rate floor																	1.25%
Percentage added to reference rate																	3.25%	2.25%
Premium as a percentage of aggregate principal amount of debt being prepaid																1.00%
Fees related to extinguishment of debt																2
Write-off of unamortized original issue discount																2
Write-off of unamortized deferred debt cost							5		4		15					1
Charges related to modification of debt																$ 1
Optional prepayment price percentage					103.375%	97.00%		103.375%	103.375%